Deposits - Schedule of Certificates of Deposits by Year of Maturity (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Deposits [Abstract]
Time Deposit Maturities, 2018	$ 111,785
Time Deposit Maturities, 2019	57,487
Time Deposit Maturities, 2020	39,955
Time Deposit Maturities, 2021	12,178
Time Deposit Maturities, 2022	3,463
Thereafter	596
Time Deposits, Total	$ 225,464